Property, Machinery and Equipment (Q3) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property, machinery and equipment, gross	$ 5,240		$ 5,240		$ 5,815	$ 5,808
Less: accumulated depreciation	(2,871)		(2,871)		(2,563)	(1,792)
Property, machinery and equipment, net	2,369		2,369		3,252	4,016
Depreciation expense	200	$ 200	600	$ 600	800	1,000
Computer equipment
Property, Plant and Equipment [Line Items]
Property, machinery and equipment, gross	10		10		10	10
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, machinery and equipment, gross	2,391		2,391		2,394	2,281
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, machinery and equipment, gross	2,839		2,839		$ 3,411	$ 3,411
Property, machinery and equipment, net	300		$ 300
Sale of machinery and equipment	600
Proceeds from sale of machinery and equipment	$ 100